Reserves	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Reserves
26.	Reserves

(a)	Reserves as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Accumulated comprehensive loss of investments in associates and joint ventures	￦	(406,555)	(180,964)
Changes in fair value of equity investments at fair value through other comprehensive income		(103,843)	153,279
Foreign currency translation differences		60,487	94,605
Gain or losses on valuation of derivatives		(3)	(644)
Others		5,924	980

	￦	(443,990)	67,256

(b)	Changes in fair value of equity investments at fair value through other comprehensive income for the years ended December 31, 2022 and 2023 were as follows:

(in millions of Won)	2022		2023
Beginning balance	￦	(153,359)	(103,843)
Changes in unrealized fair value of equity investments		37,068	260,603
Reclassification upon disposal		20,729	—
Others		(8,281)	(3,481)

Ending balance	￦	(103,843)	153,279